OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade accounts receivable, net	$ 5,270	$ 4,050
Accrued income	7,005	6,024
Prepaid expenses	2,487	11,344
Other receivables	2,278	3,643
Total other current assets	$ 17,040	$ 25,061